Earnings (Loss) per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (Loss) per share
Number of shares outstanding	4,530,701	3,000,000
Weighted average of shares outstanding	3,398,330	2,991,600	2,900,000
Number of shares used for the calculation of basic earnings per share		2,900,000